10. Fair Value Measurement (Details - Changes in fair value) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Derivative liability, beginning balance	$ 1,870,625	$ 2,236,656	$ 0
Day 1 Loss	25,245,171	987,021	1,287,744
Derivatives used	1,566,616
Derivatives settled	(2,721,605)
Discount from derivatives		775,790	535,878
Warrants reclassified to derivative liabilities			96,753
Tainting of Convertible notes			1,972,999
Resolution of derivative liability upon conversion		(1,770,997)	(405,443)
(Gain) on Change in Fair Value			(1,251,275)
Mark to market adjustment	(18,609,622)	(357,845)
Derivative liability, ending balance	$ 7,351,185	$ 1,870,625	$ 2,236,656